Income Taxes - Schedule of reconciliation of deferred tax assets (liabilities), net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Tax benefit/(expense) during the period recognized in profit or loss	$ 2,336,506	$ 357,236
iDoc
Opening balance	$ 598,585	$ (403,248)	$ (403,248)	$ 0
Tax benefit/(expense) during the period recognized in profit or loss			1,071,219	(52,665)
Reclass from current taxes payable			0	(416,998)
Deferred tax true up			(69,386)	66,415
Closing balance			$ 598,585	$ (403,248)